ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued expenses

(in thousands of $)	2016	2015
Voyage expenses	3,467	3,229
Ship operating expenses	6,424	6,496
Administrative expenses	935	1,207
Tax expenses	12	189
Interest expenses	7,029	6,757
	17,867	17,878